TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® Directional Allocation Index Fund, a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE PROSPECTUS DATED JUNE 11, 2012

Changes to Principal Investment Strategies:

The following paragraph shall replace the first paragraph in the section titled “Principal Investment Strategies” on page 3 of the Prospectus:

The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance with the goal of capturing more upside in rising equity markets and limiting the downside - including up to 100% cash allocation- during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Dow Jones Indexes has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Dow Jones RBP Directional Series Indexes (the “Directional Series Indexes”) - the Dow Jones RBP U.S. Large-Cap 50 Market Index SM (with components that have betas close to one), the Dow Jones RBP U.S. Large-Cap 50 Aggressive Index SM (with components that have betas higher than one) and the Dow Jones RBP U.S. Large-Cap 50 Defensive Index SM (with components that have betas lower than one) - and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Fund’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. A description of the Index’s and the Directional Series Indexes’ methodologies is available directly from Dow Jones Indexes (http://www.djindexes.com). Dow Jones Indexes is part of CME Group Index Services LLC, a joint venture company which is owned 90% by CME Group and 10% by Dow Jones.

Changes to Principal Risks:

The following principal risk shall be added as a principal risk as contained in the section titled “Principal Risks” on pages 4 and 5 of the Prospectus:

Industrial Sector Risk – As of June 30, 2012, the Index was concentrated in the industrial sector.  A fund that concentrates in the industrial sector may be subject to greater risks than a portfolio without such a concentration.  Stock prices for industrial companies are affected by supply and demand, both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Companies in the industrial sector can be significantly affected by government spending policies because companies involved in this sector may rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies may be heavily influenced by governmental spending policies, which are typically under pressure from efforts to control the U.S. (and other) government budgets. Some other companies in the industrial sector are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Changes to Portfolio Managers:

The following information shall replace the section under the “Fund Management–Portfolio Managers” on page 6 of the Prospectus:

Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Director of the Adviser, is primarily responsible for the day-to-day management of the Fund.  He has served as the portfolio manager of the Fund since its inception.

Julian Koski, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP® methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place. He has served as co-head of portfolio strategy of the Fund since its inception.

Armen Arus, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP®  methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place.  He has served as co-head of portfolio strategy of the Fund since its inception.

The following information is added to the section “Portfolio Managers” on page 12 of the Prospectus:

Armen Arus is responsible for the development of portfolio strategy for the Sub-Adviser and the Fund, and has been since the Fund’s inception.  He is a co-developer of the RBP methodology and a co-founder of Transparent Value LLC.  Prior to founding Transparent Value LLC in June 2003, Mr. Arus was with Financial Resource Group LLC where he worked on all aspects of executing private equity, M&A, and bridge-financing transactions.  He attended the New York University Stern School of Business.

Name Change of Adviser:

On June 30, 2012, Guggenheim Investment Management, LLC changed its name to “Guggenheim Partners Investment Management, LLC”.

All references in the Prospectus to “Guggenheim Investment Management, LLC” are replaced with “Guggenheim Partners Investment Management, LLC”.

Changes to Sales Charges:

1.

The following table replaces the table under the section “Front-End Sales Charges – Class A Shares” on page 18 of the Prospectus:

Front-End Sales Charges – Class A Shares

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge.  The amount of any front-end sales charge included in your offering price varies depending on the amount of your investment.

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment
Less than $25,000	5.75%	6.10%
$25,000 but less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and over*	None	None

*

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.25% deferred sales charge if you redeem your shares within 18 months of purchase.

2.

The following section is added prior to the section “Contingent Deferred Sales Charges (CDSC) – Class C Shares” on page 21 of the Prospectus:

Contingent Deferred Sales Charges (CDSC) –Class A Shares

You will not pay a sales charge if you purchase $1,000,000 or more of Class A Shares. The offering price of Class A Shares is calculated in the NAV.  If you purchase $1,000,000 or more of Class A Shares and sell your shares within 18 months after your purchase, you may pay a CDSC of 1.25% on certain purchases for either (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions.  So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of the Fund for Class A Shares of another Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TRANSPARENT VALUE TRUST

Transparent Value Dow Jones RBP® Directional Allocation Index Fund, a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 27, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED

JUNE 11, 2012

Changes to Portfolio Managers:

The following information is added to the section “THE PORTFOLIO MANAGERS” on page 13 of the SAI:

Armen Arus is responsible for developing the Fund’s portfolio strategy and communicating the portfolio strategy to the market place.

Compensation.  The Sub-Adviser compensates Mr. Arus for the development of portfolio strategies and communicating those strategies to the market.  His compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus.  The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of his overall performance (e.g., his contribution to the Sub-Adviser’s overall investment process, his ability to effectively communicate the investment strategy to the market, etc.), and (iii) his contributions to the Sub-Adviser’s asset growth and business relationships.  The discretionary bonus is based on a percentage of the Sub-Adviser’s profits, as determined by the board of the Sub-Adviser.  In addition, Mr. Arus is a part owner of the Sub-Adviser.

Fund Shares Owned by Portfolio Managers.  As of June 30, 2012, Mr. Arus does not beneficially own shares of the Fund.

Other Accounts.  As of June 30, 2012, Mr. Arus serves as portfolio manager for the following other accounts:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Armen Arus	7	$251,375,038	0	$0	0	$0

The sub-section “Other Accounts” in the section “THE PORTFOLIO MANAGERS” on page 13 of the SAI is hereby deleted and replaced by the following:

Other Accounts.  In addition to the Funds, Mr. Hammond is responsible for the day-to-day management of certain other accounts as of April 30, 2012, as listed below.  As of June 30, 2012, Mr. Koski serves as portfolio manager for the other accounts listed below.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Julian Koski	7	$251,375,038	0	$0	0	$0
Scott Hammond	7	$215,744,885	0	$0	0	$0

Name Change of Adviser:

On June 30, 2012, Guggenheim Investment Management, LLC changed its name to “Guggenheim Partners Investment Management, LLC”.

All references in the SAI to “Guggenheim Investment Management, LLC” are replaced with “Guggenheim Partners Investment Management, LLC”.

Changes to Dealer Concessions:

The following replaces the discussion of “Dealer Concessions” in the section titled “The Distributor” on page 15 of the SAI:

Dealer Concessions. Class A Shares of the Fund are sold subject to a front-end sales charge as described in the Prospectus. For the Class A Shares, the underwriter’s commission (paid to the Distributor) is the sales charge shown less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Fund’s broker-dealer network. The dealer concession is the same for all dealers. The following table lists sales charges, breakpoint discounts and dealer concession that apply to the purchase of Class A Shares.

Purchase Amount	Sales Charge (as a % of offering price)(1)	Expected Dealer Concession (as a % of offering price)
Less than $25,000	5.75%	5.00%
$25,000 but less than $50,000	5.00%	4.25%
$50,000 but less than $100,000	4.50%	3.75%
$100,000 but less than $250,000	3.50%	2.75%
$250,000 but less than $500,000	2.50%	2.00%
$500,000 but less than $750,000	2.00%	1.75%
$750,000 but less than $1,000,000	1.50%	1.25%
$1,000,000 or greater	None	None(2)

(1)

The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two  decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)

The Distributor at its own discretion will pay a commission to dealers on purchases of $1,000,000 or more as follows: 0.0% to 1.00% on sales up to $5,000,000; 0.0% to 0.50% on sales of $5,000,000 to $10,000,000, and 0.0% to 0.10% on any amount of $10,000,000 or more.

If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.25% deferred sales charge if you redeem your shares within 18 months of purchase.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.